Stock-Based Compensation and Employee Benefit Plans (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 08, 2024	Dec. 31, 2022
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Number of shares issuable	166,667
Options expired with a weighted average exercise price (in Dollars per share)		$ 10,710
Options outstanding		216	688		896
Options vested and weighted average exercise price (in Dollars per share)			$ 23,938.8
Share options vested and exercisable		210
Vested and exercisable weighted average exercise price (in Dollars per share)		$ 18,610.56
Reserved shares		167
Common stock percentage		85.00%
Percentage of fair market value time of exercise		85.00%
Minimum [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Vest equally over periods		1 year
Maximum [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Vest equally over periods		3 years
Stock Options [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Options outstanding		216	688
210 Options [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Share options vested and exercisable		210
Vested and exercisable weighted average exercise price (in Dollars per share)		$ 18,725.71
216 Option [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Share options vested and exercisable		216
Vested and exercisable weighted average exercise price (in Dollars per share)		$ 18,610.56
2022 Plan [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Shares available for grant				1,765
2022 Plan [Member] | Common Stock [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Shares available for grant		56,324
Stock Options [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Options vested and weighted average exercise price (in Dollars per share)		$ 18,610.56
Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Unrecognized compensation expense (in Dollars)		$ 6,302
Weighted average period		3 months 7 days
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Weighted average period		8 months 26 days
Unrecognized compensation expense (in Dollars)		$ 1,400
Continuing Operations [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Stock compensation expense (in Dollars)		892	$ 2,400
Discontinued Operations [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Stock compensation expense (in Dollars)		$ 273	$ 268
Director [Member] | 2022 Plan [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Shares available for grant				16,667
Common Stock [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Common stock percentage		93.00%
Purchase of common stock		25,000
Common Stock [Member] | 2022 Employee Stock Purchase Plan [Member]
Stock-Based Compensation and Employee Benefit Plans [Line Items]
Shares available for grant		0	167